Related Party Transactions (Narrative) (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2006	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Aggregate principal balances		$ 483,500	$ 555,500	$ 651,500
Total aggregate principal payment		8,000	8,000
Interest Expense, Related Party			36,500	42,200
Interest rate		6.00%	6.00%
Principal amount		1,793,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Increased Principal Payment In Every Nine Months		2,500	2,500
Debt Instrument, Periodic Payment, Principal	2,500
Stock Issued During Period, Shares, New Issues		279,280
Notes Payable to Related Parties [Member]
Debt Instrument, Maturity Date			Mar. 01, 2015
Interest Payable, Current		826,200	802,600	766,200
Notes Payable to Related Parties [Member] | Maximum [Member]
Debt Instrument, Periodic Payment, Principal		10,000	10,000
5% Bridge Notes [Member]
Debt Instrument, Maturity Date			Jun. 30, 2014
Principal amount		1,793,000	1,793,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
5% Bridge Notes [Member] | GBR Investments, LLC [Member]
Notes Issued			100,000
5% Bridge Notes [Member] | Jerrell Shelton [Member]
Notes Issued			120,000
Bridge Notes [Member] | GBR Investments, LLC [Member]
Notes Issued			200,000
Bridge Notes [Member] | Richard Rathmann [Member]
Notes Issued			100,000
Convertible Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues		4,167
Stock Issued During Period, Value, New Issues		$ 100,000